S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 02, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Eric R. Ball	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Chairman of the Board

	SoundHound AI, Inc.	voice AI and speech recognition company	Board Member

	Cerracap Impact Venture Capital (CIVC, fka Impact Venture Capital)	venture capital firm	General Partner

Long Long	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Board Member

Daniel L. Sheehan	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Board Member

	Silicon Valley Wealth Law	Lawfirm	Managing Partner

Stephen N. Cannon	Everest Partners Limited	investment firm	President

	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Board Member

Jack Crawford	Cerracap Impact Venture Capital (CIVC, fka Impact Venture Capital)	venture capital firm	Managing Partner

	Cornami, Inc.	AI semiconductor development company	Board Member

Vishwesh Pai	ServiceNow	software company	Senior Director of Product Management

	Archimedes Tech SPAC Partners III Co.	Special purpose acquisition company	Board Member